Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (89,449)	$ (48,853)	$ (68,299)	$ (49,780)
Other comprehensive (loss) income:
Unrealized (loss) gain on available-for-sale securities	(21)	102	82	(37)
Comprehensive loss	$ (89,470)	$ (48,751)	$ (68,217)	$ (49,817)